Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

In determining the appropriate functional currency to be used, the Company followed the guidance in International Accounting Standard 21 - The Effects of Changes in Foreign Exchange Rates (“IAS 21”), which states that factors relating to sales, costs and expenses, financing activities and cash flows, as well as other potential factors, should be considered. In this regard, the Company is incurring and expects to continue to incur a majority of its expenses in USD as a result of its expanded clinical trials including Phase 3 trials. These changes, as well as the fact that the majority of the Company’s available funds are in USD, the Company’s principal source of financing is the U.S. capital market, and all of the Company’s budgeting is conducted solely in U.S. dollars, led to the decision to make the change in functional currency as of January 1, 2018, as indicated above.

At the date of change of functional currency, the Company also changed the presentation currency of these financial statements to the USD. This change was retrospectively implemented. In accordance with IAS 21, since the Company’s presentation currency was different than its functional currency, results and financial position were translated using the following principles: (i) all assets and liabilities were translated using the current exchange rates, (ii) equity accounts were translated using the historical rates, and (iii) income and expenses for each statement of comprehensive income or separate income statement presented were translated at exchange rates at the dates of the transactions.

The Company also implements the guidance in IAS 21 regarding translating foreign currency financial statements of consolidated subsidiaries.

Basis of presentation of the financial statements

The interim condensed consolidated financial statements for the six months period ended June 30, 2018 have been prepared in accordance with IAS 34, “Interim Financial Reporting”.

Implementation of new accounting standards

The accounting policy applied in the preparation of the interim consolidated financial statements is consistent with that applied in the preparation of the annual consolidated financial statements, except for the following:

IFRS 15 – Revenues from contracts with customers:

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies to all revenue arising from contracts with customers, unless those contracts are within the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers.

Step 1: Identify the contract with a customer, including reference to contract combination and accounting for contract modifications.

Step 2: Identify the separate performance obligations in the contract.

Step 3: Determine the transaction price, including reference to variable consideration, financing components that are significant to the contract, non-cash consideration and any consideration payable to the customer.

Step 4: Allocate the transaction price to the separate performance obligations on a relative stand-alone selling price basis using observable information, if it is available, or using estimates and assessments.

Step 5: Recognize revenue when a performance obligation is satisfied, either at a point in time or over time.

Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The standard requires entities to exercise judgment, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

The Company adopted IFRS 15 using the modified retrospective method of adoption and elected to apply that method to all contracts that were not completed at the date of initial application. The table below shows the impact of IFRS 15 as of January 1, 2018, as of June 30, 2018 and for the six months then ended:

	As of January 1, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$280	$50	$330

Non - current liabilities
Deferred revenues	$1,246	$(400)	$846

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$(350)	$(93,702)

	As of June 30, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$792	$108	$900

Non - current liabilities
Deferred revenues	$2,317	$(637)	$1,680

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$(350)	$(93,702)

	Six months ended June 30, 2018 (Unaudited)
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Revenues	$902	$(82)	$820
Operating expenses	4,457	-	4,457
Operating loss	(3,555)	(82)	(3,637)
Financial income, net	590	223	813
Loss	$(2,965)	$141	$(2,824)

Basic and diluted net loss per share	$0.08	$-	$0.08

In implementing IFRS 15, the Company considered the following:

(1)	Variable consideration:

Some contracts with customers provide a right of return, trade discounts or volume rebates. Currently, the Company recognizes revenue from achieving milestones, net of returns and allowances, trade discounts and volume rebates. If revenue cannot be reliably measured, the Company defers revenue recognition until the uncertainty is resolved. Such provisions give rise to variable consideration under IFRS 15, which will be required to be estimated at contract inception.

IFRS 15 requires that the variable consideration be estimated conservatively to prevent over-recognition of revenue.

The Company continues to assess individual contracts to determine the estimated variable consideration and related constraint. There is no impact of IFRS 15 on the financial statements.

(2)	Significant financing component:

The Company receives long-term advances. The transaction price for such contracts is discounted, using the rate that would be reflected in a separate financing transaction between the Company and its advances at contract inception, to take into consideration the significant financing component.

(3)	Satisfaction of performance obligations:

Revenue from contracts with strategic partners are recognized over time as the Company satisfies the performance obligations. The Company usually accepts long-term upfront payment from its strategic partners. Contract liabilities for those upfront payments and recognizes as revenue over time.

IFRS 9 - Financial Instruments:

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting.

IFRS 9 is effective for annual periods beginning on or after 1 January 2018. The Company adopted IFRS 9 using the modified retrospective method of adoption. There is no material impact from the adoption of IFRS 9 on the financial statements of the Company.

Under IFRS 9, the classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. The following is the relevant accounting policy of financial instruments of the Company:

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

Under IFRS 9, financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss (“FVPL”), irrespective of the business model. Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

The Company measures financial assets at amortized cost if both of the following conditions are met: (i) the financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and, (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The adoption of IFRS 9 has changed the Company’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss (ECL) approach. IFRS 9 requires the Company to record an allowance for ECLs for all loans and other debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. For other debt financial assets (i.e., debt securities at fair value through other comprehensive income), the ECL is based on the 12-month ECL. The 12-month ECL is the portion of lifetime ECLs that result from default events on a financial instrument that are possible within 12 months after the reporting date.

IFRS 16, “Leases”:

IFRS 16 was issued in January 2016, and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17.

Under IFRS 16, at the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less).

IFRS 16 is effective for annual periods beginning on or after 1 January, 2019. Early application is permitted. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach.

The Company has completed an initial assessment of the potential impact on its consolidated financial but has not yet completed its detailed assessment. The actual impact of applying IFRS 16 on the financial statements in the period of initial application will depend on future economic conditions, including the Company’s borrowing rate at 1 January, 2019 and the composition of the Company’s lease portfolio at that date.

In addition, the nature of expenses related to operating leases will now change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.